CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2022	$ 2,842	$ 66,245	$ (26)	$ (2,088)	$ 8,597	$ 75,570
Balance, shares at Dec. 31, 2022	9,186,019
Comprehensive income (loss)	$ 0	0	53	0	4,672	4,725
Exercise of options	$ 8	157	0	0	0	165
Exercise of options, shares	32,466
Issuance of common shares on public offering, net of issuance costs	$ 290	9,774	0	0	0	10,064
Issuance of common shares on public offering, net of issuance costs,shares	1,158,600
Share based compensation	$ 0	159	0	0	0	159
Balance at Dec. 31, 2023	$ 3,140	76,335	27	(2,088)	13,269	90,683
Balance, shares at Dec. 31, 2023	10,377,085
Comprehensive income (loss)	$ 0	0	(103)	0	11,167	11,064
Exercise of options	$ 12	(12)	0	0	0	0
Exercise of options, shares	164,406
Cancel of shares par value	$ (3,152)	3,152	0	0	0	0
Issuance of common shares on public offering, net of issuance costs	$ 0	9,827	0	0	0	9,827
Issuance of common shares on public offering, net of issuance costs,shares	673,340
Share based compensation	$ 0	395	0	0	0	395
Balance at Dec. 31, 2024	$ 0	89,697	(76)	(2,088)	24,436	111,969
Balance, shares at Dec. 31, 2024	11,214,831
Comprehensive income (loss)	$ 0	0	719	0	16,822	17,541
Exercise of options	$ 0	282	0	0	0	282
Exercise of options, shares	175,481
Issuance of common shares on public offering, net of issuance costs	$ 0	39,415	0	0	0	39,415
Issuance of common shares on public offering, net of issuance costs,shares	1,625,000
Exercise of the underwriters' option on public offering, net of issuance costs	$ 0	5,953	0	0	0	5,953
Exercise of the underwriters' option on public offering, net of issuance costs, shares	242,298
Share based compensation	$ 0	1,231	0	0	0	1,231
Balance at Dec. 31, 2025	$ 0	$ 136,578	$ 643	$ (2,088)	$ 41,258	$ 176,391
Balance, shares at Dec. 31, 2025	13,257,610